Basis of Presentation and General Information, detail (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	16.00%	14.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	14.00%	15.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		18.00%	16.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%	11.00%